Preferred Stock (Details Narrative)	Dec. 31, 2013	Dec. 31, 2012
Series A preferred stock issued	200,119	200,119
Series A preferred stock outstanding	200,119	200,119
Series A preferred stock [Member]
Series A preferred stock issued	200,119	200,119
Series A preferred stock outstanding	200,119	200,119
Series B preferred stock [Member]
Series A preferred stock issued	0	0
Series A preferred stock outstanding	0	0